ACCOUNTS RECEIVABLE, NET-THIRD PARTIES	9 Months Ended
Sep. 30, 2017
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES
10. ACCOUNTS RECEIVABLE, NET—THIRD PARTIES

	2016	2017
	December 31	September 30
	RMB	RMB
Accounts receivables	5,130,289,380	6,071,051,859
Allowance for doubtful accounts	(376,574,061)	(248,857,475)
Accounts receivable, net	4,753,715,319	5,822,194,384

As of December 31, 2016 and September 30, 2017, accounts receivable with net book value of nil and RMB77,000,000 were pledged as collateral for the Group’s borrowings (Note 22).

Movement of allowance of doubtful accounts

	For the nine months ended September 30
	2016	2017
	RMB	RMB
At beginning of period	335,713,383	376,574,061
Addition	204,751,238	78,801,425
Write-off	-	9,718,086
Reversal	(129,647,577)	(216,236,097)
At end of period	410,817,044	248,857,475

Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun &; Bradstreet and the insurance company that ultimately insures the Group against customer credit default.

The significant bad debt reversal represents the cash collection of the fully reserved long-term receivables. The Company made bad debt provisions for certain long-term receivables in prior years which were in line with the adverse economic environment in solar industry. With the recovery of solar industry since 2013, the Company made its best effort to improve the cash collection for the long-aged accounts receivables. The cash received was recorded as the reversal of prior year bad debt allowance.